MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 87.2%	Shares	Value
Communication Services - 7.2%
Integrated Telecommunication Services - 7.2%
AT&T, Inc.	38,098	$1,102,556
Verizon Communications, Inc.	15,792	683,320
Total Communication Services		1,785,876

Consumer Discretionary - 3.3%
Restaurants - 3.3%
McDonald's Corp.	1,402	409,622
Starbucks Corp.	4,406	403,722
Total Consumer Discretionary		813,344

Consumer Staples - 11.3%
Household Products - 1.8%
Procter & Gamble Co.	2,815	448,486

Packaged Foods & Meats - 3.6%
General Mills, Inc.	8,313	430,697
Kraft Heinz Co.	17,504	451,953
		882,650
Soft Drinks & Non-alcoholic Beverages - 3.0%
Coca-Cola Co.	10,692	756,459

Tobacco - 2.9%
Philip Morris International, Inc.	3,979	724,695
Total Consumer Staples		2,812,290

Energy - 10.6%
Integrated Oil & Gas - 6.3%
Chevron Corp.	4,961	710,365
Exxon Mobil Corp.	7,906	852,267
		1,562,632
Oil & Gas Storage & Transportation - 4.3%
ONEOK, Inc.	4,548	371,253
Pembina Pipeline Corp.	18,605	697,874
		1,069,127
Total Energy		2,631,759

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 87.2% (CONTINUED)	Shares	Value
Financials - 11.3%
Diversified Banks - 7.3%
Citigroup, Inc.	12,107	$1,030,548
Wells Fargo & Co.	9,670	774,760
		1,805,308
Diversified Financial Services - 1.5%
Voya Financial, Inc.	5,299	376,229

Life & Health Insurance - 2.5%
Prudential Financial, Inc.	5,909	634,863
Total Financials		2,816,400

Health Care - 8.7%
Health Care Equipment - 2.8%
Medtronic PLC	7,914	689,864

Pharmaceuticals - 5.9%
Johnson & Johnson	3,383	516,753
Merck & Co., Inc.	5,857	463,640
Pfizer, Inc.	20,008	484,994
		1,465,387
Total Health Care		2,155,251

Industrials - 10.5%
Aerospace & Defense - 5.7%
General Dynamics Corp.	2,342	683,067
Lockheed Martin Corp.	1,591	736,856
		1,419,923
Air Freight & Logistics - 1.9%
United Parcel Service, Inc. - Class B	4,693	473,711

Construction Machinery & Heavy Transportation Equipment - 2.9%
Cummins, Inc.	2,167	709,693
Total Industrials		2,603,327

Information Technology - 7.0%
Communications Equipment - 3.7%
Cisco Systems, Inc.	13,251	919,354

IT Consulting & Other Services - 3.3%
International Business Machines Corp.	2,793	823,321
Total Information Technology		1,742,675

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 87.2% (CONTINUED)	Shares	Value
Materials - 3.0%
Commodity Chemicals - 1.7%
LyondellBasell Industries NV - Class A	7,260	$420,064

Diversified Metals & Mining - 1.3%
Rio Tinto PLC - ADR	5,412	315,682
Total Materials		735,746

Utilities - 14.3%
Electric Utilities - 10.8%
Duke Energy Corp.	5,383	635,194
Entergy Corp.	9,692	805,599
Eversource Energy	9,656	614,314
Southern Co.	6,778	622,424
		2,677,531
Multi-Utilities - 3.5%
WEC Energy Group, Inc.	8,384	873,613
Total Utilities		3,551,144
TOTAL COMMON STOCKS (Cost $21,282,583)		21,647,812

REAL ESTATE INVESTMENT TRUSTS - 3.8%
Real Estate - 3.8%
Health Care REITs - 1.0%
Alexandria Real Estate Equities, Inc.	3,406	247,378

Telecom Tower REITs - 2.8%
Crown Castle, Inc.	6,707	689,010
Total Real Estate		936,388
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,080,115)		936,388

EXCHANGE TRADED FUNDS - 2.7%
SPDR Bloomberg 1-3 Month T-Bill ETF	7,369	675,959
TOTAL EXCHANGE TRADED FUNDS (Cost $675,572)		675,959

CLOSED-END FUNDS - 2.2%
Main Street Capital Corp.	9,431	557,372
TOTAL CLOSED-END FUNDS (Cost $518,208)		557,372

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 4.2%	Shares	Value
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 4.25% (a)	1,030,114	$1,030,114
TOTAL SHORT-TERM INVESTMENTS (Cost $1,030,114)		1,030,114

TOTAL INVESTMENTS - 100.1% (Cost $24,586,592)		$24,847,645
Liabilities in Excess of Other Assets - (0.1)%		(35,976)
TOTAL NET ASSETS - 100.0%		$24,811,669

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MORGAN DEMPSEY LARGE CAP VALUE ETF

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Morgan Dempsey Large Cap Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$21,647,812	$—	$—	$21,647,812
Real Estate Investment Trusts	936,388	—	—	936,388
Exchange Traded Funds	675,959	—	—	675,959
Closed-End Funds	557,372	—	—	557,372
Money Market Funds	1,030,114	—	—	1,030,114
Total Investments	$24,847,645	$—	$—	$24,847,645

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.